UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Valicenti Advisory Services, Inc.
Address:  400 East Water Street
          Elmira, New York  14901

13F File Number:  28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:


/s/Jeffrey S. Naylor               Elmira, NY                02/13/03
---------------------------       ----------------          -----------------

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $79,367  (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      278     2251 SH       SOLE                                       2251
ALLSTATE CORP                  COM              020002101      899    24312 SH       SOLE                                      24312
AMERICAN INTERNATIONAL GROUP I COM              026874107      513     8865 SH       SOLE                                       8865
AOL TIME WARNER INC            COM              00184A105     1147    87527 SH       SOLE                                      87527
APPLERA APPLIED BIOSYSTEMS     COM                             513    29250 SH       SOLE                                      29250
APPLIED MATERIALS INC          COM              038222105     2471   189645 SH       SOLE                                     189645
BANK OF NEW YORK CO INC        COM              064057102      907    37867 SH       SOLE                                      37867
BELLSOUTH CORP                 COM              079860102      623    24088 SH       SOLE                                      24088
BIOGEN INC                     COM              090597105      206     5150 SH       SOLE                                       5150
BP  PLC ADR                    COM              055622104     1055    25947 SH       SOLE                                      25947
BRISTOL MYERS SQUIBB CO        COM              110122108      911    39357 SH       SOLE                                      39357
CHEMUNG FINANCIAL CORP         COM              164024101      270     9992 SH       SOLE                                       9992
CHEVRONTEXACO CORP             COM              166764100     1997    30034 SH       SOLE                                      30034
CISCO SYSTEMS INC              COM              17275R102     2591   197765 SH       SOLE                                     197765
CITIGROUP INC                  COM              172967101      916    26043 SH       SOLE                                      26043
COCA-COLA CO                   COM              191216100     1048    23922 SH       SOLE                                      23922
CORNING INC                    COM              219350105     1594   481590 SH       SOLE                                     481590
DELL COMPUTER                  COM              247025109     2089    78116 SH       SOLE                                      78116
E S & L BANCORP INC.           COM              269079109     5056   177395 SH       SOLE                                     177395
ELMIRA SAVINGS BANK            COM              289660102      443    17306 SH       SOLE                                      17306
EMC CORP                       COM              268648102      267    43550 SH       SOLE                                      43550
ERICSSON L M TEL CO ADR CL B   COM              294821400      188    27856 SH       SOLE                                      27856
ETHAN ALLEN INTERIORS          COM              297602104     1834    53375 SH       SOLE                                      53375
EXXON MOBIL CORP               COM              30231G102     2590    74133 SH       SOLE                                      74133
FANNIE MAE                     COM              313586109     1917    29793 SH       SOLE                                      29793
GANNETT CO INC DEL             COM              364730101     3397    47312 SH       SOLE                                      47312
GENERAL ELECTRIC CO            COM              369604103     5218   214306 SH       SOLE                                     214306
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      236     6294 SH       SOLE                                       6294
GUIDANT CORP                   COM              401698105     1151    37325 SH       SOLE                                      37325
HARDINGE INC                   COM              412324303      297    36015 SH       SOLE                                      36015
HARTFORD FINL SVCS GRP         COM              416515104      398     8750 SH       SOLE                                       8750
HOME DEPOT INC                 COM              437076102     1991    83094 SH       SOLE                                      83094
INTEL CORP                     COM              458140100     2257   144987 SH       SOLE                                     144987
INTERSIL CORP CL A             COM              46069S109      952    68275 SH       SOLE                                      68275
INTERWAVE COMMUNICATIONS INTER COM              G4911N102       32   152750 SH       SOLE                                     152750
INTL BUSINESS MACHINES         COM              459200101     1816    23426 SH       SOLE                                      23426
J.P. MORGAN  CHASE & CO        COM              46625H100     1820    75840 SH       SOLE                                      75840
JOHNSON & JOHNSON              COM              478160104     1197    22295 SH       SOLE                                      22295
KRAFT FOODS INC                COM              50075N104      606    15565 SH       SOLE                                      15565
LILLY ELI & CO                 COM              532457108     1303    20515 SH       SOLE                                      20515
LOWES COMPANIES INC            COM              548661107      611    16280 SH       SOLE                                      16280
MEDTRONIC INC                  COM              585055106     2653    58185 SH       SOLE                                      58185
MERCK & CO INC                 COM              589331107     2251    39761 SH       SOLE                                      39761
MICROSOFT CORP                 COM              594918104     1653    31975 SH       SOLE                                      31975
MORGAN STANLEY DEAN            COM              617446448      769    19273 SH       SOLE                                      19273
PEPSICO INC                    COM              713448108     2121    50241 SH       SOLE                                      50241
PFIZER INC                     COM              717081103     2709    88601 SH       SOLE                                      88601
PHILIP MORRIS CO INC           COM              718154107     1649    40680 SH       SOLE                                      40680
PROCTER & GAMBLE               COM              742718109      249     2900 SH       SOLE                                       2900
SCHERING PLOUGH CORP           COM              806605101     1279    57615 SH       SOLE                                      57615
SEA CONTAINERS LTD CL A        COM              811371707      565    63235 SH       SOLE                                      63235
SHELL TRANS & TRAD  PLC        COM              822703609     1066    27400 SH       SOLE                                      27400
TARGET CORP                    COM              87612E106     1114    37128 SH       SOLE                                      37128
UNITED TECHNOLOGIES            COM              913017109     1486    23995 SH       SOLE                                      23995
VERIZON COMMUNICATIONS         COM              92343V104     1001    25831 SH       SOLE                                      25831
VODAFONE GROUP PLC ADR F       COM              92857W100      485    26766 SH       SOLE                                      26766
WALT DISNEY CO                 COM              254687106     1067    65393 SH       SOLE                                      65393
WYETH                          COM              983024100     1193    31890 SH       SOLE                                      31890
ZIMMER HOLDINGS, INC           COM              98956P102      453    10900 SH       SOLE                                      10900